Deferred Revenue Income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 2,164,288	¥ 1,006,824
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 33,478	¥ 54,430